Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts	$ 31.4	$ 25.6
Preferred stock, par value per share	$ 0.10	$ 0.10
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, par value per share	$ 0.10	$ 0.10
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	205,707,580	204,660,621
Common stock, shares outstanding	196,198,672	194,557,669
Common stock reserved for issuance related to Settlement agreement, par value per share	$ 0.10	$ 0.10
Common stock reserved for issuance related to Settlement agreement, shares	18,000,000	18,000,000
Common stock in treasury, shares	9,508,908	10,102,952